First Trust Innovation Leaders ETF Average Annual Total Returns		12 Months Ended	39 Months Ended	43 Months Ended	60 Months Ended	61 Months Ended	99 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.46%		13.51%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	9.92%	10.20%	13.86%	14.62%	14.28%
First Trust Innovation Leaders ETF
Prospectus [Line Items]
Average Annual Return, Percent		29.37%		6.87%
Performance Inception Date	May 25, 2021
First Trust Innovation Leaders ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		29.37%		6.85%
First Trust Innovation Leaders ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.39%		5.33%